SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
Warranty liability	$ 3,377,000	$ 3,018,000
Lawsuit settlements liability	2,175,000
Payroll and bonus accrual	1,024,000	471,000
PTO accrual	482,000	437,000
Total accrued expenses	$ 7,058,000	$ 3,926,000